UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.1%
CONSUMER DISCRETIONARY - 18.3%
Hotels, Restaurants & Leisure - 3.8%
Bally Technologies Inc.	2,140	$90,351	*
Penn National Gaming Inc.	1,470	60,182	*

Total Hotels, Restaurants & Leisure		150,533

Household Durables - 2.0%
Mohawk Industries Inc.	1,250	76,450	*

Specialty Retail - 12.5%
Advance Auto Parts Inc.	1,090	83,538
Bed Bath & Beyond Inc.	1,200	72,840	*
Hibbett Sports Inc.	1,790	85,795	*
Jos. A. Bank Clothiers Inc.	1,630	77,832	*
Ross Stores Inc.	2,520	128,066
Urban Outfitters Inc.	1,490	39,485	*

Total Specialty Retail		487,556

TOTAL CONSUMER DISCRETIONARY		714,539

CONSUMER STAPLES - 1.9%
Food & Staples Retailing - 1.9%
Casey’s General Stores Inc.	1,480	75,391

ENERGY - 10.1%
Energy Equipment & Services - 4.9%
Oceaneering International Inc.	2,050	99,610
Oil States International Inc.	1,170	93,237	*

Total Energy Equipment & Services		192,847

Oil, Gas & Consumable Fuels - 5.2%
Peabody Energy Corp.	1,400	47,726
Pioneer Natural Resources Co.	790	78,447
Whiting Petroleum Corp.	1,490	74,634	*

Total Oil, Gas & Consumable Fuels		200,807

TOTAL ENERGY		393,654

FINANCIALS - 7.2%
Capital Markets - 3.2%
Affiliated Managers Group Inc.	710	71,362	*
Lazard Ltd., Class A	1,880	53,993

Total Capital Markets		125,355

Commercial Banks - 1.6%
Signature Bank	1,120	65,128	*

Real Estate Management & Development - 2.4%
Jones Lang LaSalle Inc.	1,180	92,937

TOTAL FINANCIALS		283,420

HEALTH CARE - 18.8%
Biotechnology - 8.2%
Alexion Pharmaceuticals Inc.	1,500	115,140	*
Onyx Pharmaceuticals Inc.	2,310	94,571	*
Regeneron Pharmaceuticals Inc.	1,190	108,124	*

Total Biotechnology		317,835

Health Care Providers & Services - 4.6%
Accretive Health Inc.	3,250	87,198	*
Mednax Inc.	1,300	92,586	*

Total Health Care Providers & Services		179,784

Life Sciences Tools & Services - 2.4%
Mettler-Toledo International Inc.	540	94,770	*

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE MID CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.6%
Auxilium Pharmaceuticals Inc.	2,830	$56,232	*
Shire PLC, ADR	860	85,587

Total Pharmaceuticals		141,819

TOTAL HEALTH CARE		734,208

INDUSTRIALS - 12.3%
Construction & Engineering - 1.0%
MasTec Inc.	2,400	39,096	*

Electrical Equipment - 2.1%
EnerSys	2,860	82,883	*

Machinery - 6.2%
IDEX Corp.	2,200	89,144
Joy Global Inc.	960	87,063
Parker Hannifin Corp.	830	66,964

Total Machinery		243,171

Trading Companies & Distributors - 3.0%
MSC Industrial Direct Co. Inc., Class A Shares	1,510	114,790

TOTAL INDUSTRIALS		479,940

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 2.9%
F5 Networks Inc.	960	114,950	*

Internet Software & Services - 7.9%
comScore Inc.	2,790	61,799	*
Mercadolibre Inc.	960	83,904
Monster Worldwide Inc.	6,990	50,328	*
Taleo Corp., Class A Shares	3,150	113,431	*

Total Internet Software & Services		309,462

IT Services - 2.2%
VeriFone Holdings Inc.	1,970	84,119	*

Semiconductors & Semiconductor Equipment - 3.9%
Cymer Inc.	1,650	82,153	*
LSI Corp.	9,370	70,931	*

Total Semiconductors & Semiconductor Equipment		153,084

Software - 7.2%
Amdocs Ltd.	2,330	68,595	*
Check Point Software Technologies Ltd.	1,820	102,448	*
Citrix Systems Inc.	1,660	108,249	*

Total Software		279,292

TOTAL INFORMATION TECHNOLOGY		940,907

MATERIALS - 6.1%
Chemicals - 6.1%
Rockwood Holdings Inc.	2,170	109,585	*
Solutia Inc.	4,650	127,875	*

TOTAL MATERIALS		237,460

TELECOMMUNICATION SERVICES - 2.3%
Wireless Telecommunication Services - 2.3%
SBA Communications Corp., Class A Shares	2,000	91,440	*

TOTAL INVESTMENTS - 101.1% (Cost - $3,182,478#)		3,950,959
Liabilities in Excess of Other Assets - (1.1)%		(44,867)

TOTAL NET ASSETS - 100.0%		$3,906,092

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Mid Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,950,959	—	—	$3,950,959

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian,

Notes to Schedule of Investments (unaudited) (continued)

acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$889,418
Gross unrealized depreciation	(120,937)

Net unrealized appreciation	$768,481

During the period ended January 31, 2012, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2011	—	—
Options written	9	$1,398
Options closed	—	—
Options exercised	—	—
Options expired	(9)	(1,398)

Written options, outstanding as of January 31, 2012	—	—

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At January 31, 2012, the Fund did not have any derivative instruments outstanding.

During the period ended January 31, 2012, the volume of derivative activity for the Fund was as follows:

Average market value
Written options †	$248

†	At January 31, 2012, there were no open positions held in this derivative.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012